Share-based Compensation - Summary of Stock-Based Compensation Expense Recognized (Details) - Management Investment Plan - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ (3,591)	€ (65,393)
Sales and Marketing Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	(406)	(7,389)
General Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Recognized share-based compensation expense	€ (3,185)	€ (58,004)